FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information about effect of changes in foreign exchange rates (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	$ 135,136	$ 84,989	$ 32,262
Amounts receivable	342	476	125
Less: accounts payable and accrued liabilities	(13,412)	(3,820)	$ (1,072)
Foreign currency risk [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	90,763	11,520
Amounts receivable	82	6
Value added taxes receivable	12,198	6,103
Total financial assets	103,043	17,629
Less: accounts payable and accrued liabilities	(1,600)	(2,441)
Net financial assets	101,443	15,188
Foreign currency risk [Member] | US Dollar [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	90,690	11,187
Amounts receivable	81	0
Value added taxes receivable	0	0
Total financial assets	90,771	11,187
Less: accounts payable and accrued liabilities	(70)	(2,067)
Net financial assets	90,701	9,120
Foreign currency risk [Member] | Mexican Peso [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	73	333
Amounts receivable	1	6
Value added taxes receivable	12,198	6,103
Total financial assets	12,272	6,442
Less: accounts payable and accrued liabilities	(1,530)	(374)
Net financial assets	$ 10,742	$ 6,068